CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
ASSETS
Allowance for accounts receivable		$ 11,487	$ 8,892
Allowance for prepaid expenses and other current assets		5,612	0
Prepayment to related parties, current		3,204	6,781
Prepayment to related parties, non-current		372	352
Current liabilities:
Accounts payable of the consolidated variable interest entities without recourse to the Company	[1]	41,613	24,050
Receipt in advance of the consolidated variable interest entities without recourse to the Company	[1]	1,493	12,552
Deferred revenue of the consolidated variable interest entities without recourse to the Company	[1]	10,188	14,922
Payable to equity investments of consolidated variable interest entities without recourse to the Company	[1]	9,616	817
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company	[1]	24,661	35,239
Tax payable of the consolidated variable interest entities without recourse to the Company	[1]	13,875	5,658
Non-current liabilities:
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company	[1]	$ 6,979	$ 9,159
NQ Mobile Inc.'s shareholders' equity
Treasury stock, shares		13,896,085	17,154,650
Class A Common Shares [Member]
NQ Mobile Inc.'s shareholders' equity
Common shares, par value (in US dollars per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)		1,560,000,000	1,560,000,000
Common shares, shares issued (in shares)		423,395,242	400,793,283
Common shares, shares outstanding (in shares)		428,333,140	406,607,679
Class B Common Shares [Member]
NQ Mobile Inc.'s shareholders' equity
Common shares, par value (in US dollars per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)		240,000,000	240,000,000
Common shares, shares issued (in shares)		50,352,971	50,352,971
Common shares, shares outstanding (in shares)		50,352,971	50,352,971
Consolidated variable interest entities [Member]
Current liabilities:
Accounts payable to a related party		$ 44	$ 0
Accounts payable of the consolidated variable interest entities without recourse to the Company		37,108	22,428
Receipt in advance of the consolidated variable interest entities without recourse to the Company		1,493	12,551
Deferred revenue of the consolidated variable interest entities without recourse to the Company		8,179	11,255
Payable to equity investments of consolidated variable interest entities without recourse to the Company		3,350	817
Accrued expenses and other current liabilities to a related party		0	6,633
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company		4,184	25,198
Tax payable of the consolidated variable interest entities without recourse to the Company		13,430	5,576
Non-current liabilities:
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company		$ 6,840	$ 8,859

[1]	All of the VIEs' assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 1(e)).